PREPAID EXPENSES (Details)	Dec. 31, 2019 CAD ($)
DisclosureOfPrepaidExpensesLineItems [Line Items]
Prepaid expenses	$ 0
Market Registration Fees
DisclosureOfPrepaidExpensesLineItems [Line Items]
Prepaid expenses	0
Legal Retainer
DisclosureOfPrepaidExpensesLineItems [Line Items]
Prepaid expenses	$ 0